Interim Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $1,010,543 – June 30, 2025, $1,023,866 – December 31, 2024)	$ 1,010,543	$ 1,023,866
Equity securities, at fair value (cost: $18,299 – June 30, 2025, $25,334 – December 31, 2024)	18,299	25,334
Other investments, at fair value (cost: $12,841 – June 30, 2025, $12,500 – December 31, 2024)	12,841	12,500
Premiums receivable, net of allowance for credit losses ($14,056 – June 30, 2025, $12,756 – December 31, 2024)	14,056	12,756
Reinsurance recoverables, net of allowance for credit losses ($1,370 – June 30, 2025, $885 – December 31, 2024)	$ 1,370	$ 885
Common shares, shares authorized (in shares)	750,000,000	750,000,000
Common shares, par value (in USD per share)	$ 0.01	$ 0.01
Common shares, shares issued (in shares)	43,958,733	45,108,936
Common shares, shares outstanding (in shares)	43,958,733	45,108,936
Treasury shares (in shares)	671,709	154,011